Quarterly Holdings Report
for
Fidelity® International Index Fund
November 30, 2024
SPI-NPRT3-0125
1.810719.120
Common Stocks - 97.9%
	Shares	Value ($)
AUSTRALIA - 7.7%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Telstra Group Ltd	12,724,309	32,767,807
Interactive Media & Services - 0.1%
CAR Group Ltd	1,187,794	32,283,469
REA Group Ltd	166,283	27,425,117
SEEK Ltd	1,122,763	19,224,933
		78,933,519
TOTAL COMMUNICATION SERVICES		111,701,326

Consumer Discretionary - 0.5%
Broadline Retail - 0.3%
Wesfarmers Ltd	3,570,596	167,832,050
Hotels, Restaurants & Leisure - 0.2%
Aristocrat Leisure Ltd	1,782,322	79,039,290
Lottery Corp/The	7,003,408	23,743,563
		102,782,853
TOTAL CONSUMER DISCRETIONARY		270,614,903

Consumer Staples - 0.3%
Beverages - 0.0%
Treasury Wine Estates Ltd	2,553,328	18,940,013
Consumer Staples Distribution & Retail - 0.3%
Coles Group Ltd	4,217,197	51,215,928
Endeavour Group Ltd/Australia	4,790,342	13,690,785
Woolworths Group Ltd	3,843,754	75,834,925
		140,741,638
TOTAL CONSUMER STAPLES		159,681,651

Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Santos Ltd	10,219,479	44,176,277
Woodside Energy Group Ltd	5,974,499	95,829,816
		140,006,093
Financials - 3.1%
Banks - 2.4%
ANZ Group Holdings Ltd	9,371,019	190,994,411
Commonwealth Bank of Australia	5,265,898	546,675,114
National Australia Bank Ltd	9,672,409	247,595,229
Westpac Banking Corp	10,818,294	236,187,285
		1,221,452,039
Capital Markets - 0.4%
ASX Ltd	610,078	26,342,457
Macquarie Group Ltd	1,139,286	172,310,268
		198,652,725
Financial Services - 0.0%
Washington H Soul Pattinson & Co Ltd	751,873	17,113,442
Insurance - 0.3%
Insurance Australia Group Ltd	7,457,946	41,571,552
Medibank Pvt Ltd	8,665,663	21,641,470
QBE Insurance Group Ltd	4,736,780	61,883,636
Suncorp Group Ltd	4,003,337	51,534,890
		176,631,548
TOTAL FINANCIALS		1,613,849,754

Health Care - 0.2%
Health Care Equipment & Supplies - 0.1%
Cochlear Ltd	205,958	41,010,173
Health Care Providers & Services - 0.1%
Ramsay Health Care Ltd	579,616	15,013,232
Sonic Healthcare Ltd	1,436,038	26,842,597
		41,855,829
Health Care Technology - 0.0%
Pro Medicus Ltd	180,841	29,844,766
TOTAL HEALTH CARE		112,710,768

Industrials - 0.4%
Commercial Services & Supplies - 0.1%
Brambles Ltd	4,382,524	54,564,154
Passenger Airlines - 0.0%
Qantas Airways Ltd (b)	2,410,888	13,836,761
Professional Services - 0.1%
Computershare Ltd	1,668,583	34,765,221
Trading Companies & Distributors - 0.0%
Reece Ltd	711,409	11,992,794
SGH Ltd	640,285	20,757,501
		32,750,295
Transportation Infrastructure - 0.2%
Transurban Group unit	9,765,390	81,758,149
TOTAL INDUSTRIALS		217,674,580

Information Technology - 0.0%
Software - 0.0%
WiseTech Global Ltd	578,811	48,627,760
Materials - 2.1%
Chemicals - 0.0%
Orica Ltd	1,532,445	18,157,539
Metals & Mining - 2.1%
BHP Group Ltd	15,965,006	420,984,868
BlueScope Steel Ltd	1,380,643	20,005,326
Fortescue Ltd	5,328,419	66,058,429
Glencore PLC	32,631,070	158,006,384
Mineral Resources Ltd	556,530	12,281,176
Northern Star Resources Ltd	3,617,465	41,480,117
Rio Tinto Ltd	1,168,045	90,414,452
Rio Tinto PLC	3,547,491	223,041,065
South32 Ltd	14,248,748	34,580,067
		1,066,851,884
TOTAL MATERIALS		1,085,009,423

Real Estate - 0.5%
Diversified REITs - 0.1%
GPT Group/The unit	6,027,170	18,746,165
Mirvac Group unit	12,415,706	17,538,485
Stockland unit	7,510,870	25,642,814
		61,927,464
Industrial REITs - 0.3%
Goodman Group unit	5,413,303	134,397,240
Retail REITs - 0.1%
Scentre Group unit	16,366,443	39,373,123
Vicinity Ltd unit	12,174,762	17,188,092
		56,561,215
TOTAL REAL ESTATE		252,885,919

Utilities - 0.1%
Electric Utilities - 0.1%
Origin Energy Ltd	5,420,583	38,510,223
Gas Utilities - 0.0%
Apa Group unit	4,074,738	19,228,330
TOTAL UTILITIES		57,738,553

TOTAL AUSTRALIA		4,070,500,730
AUSTRIA - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
OMV AG	463,337	18,566,822
Financials - 0.2%
Banks - 0.2%
Erste Group Bank AG	1,059,503	58,108,786
Materials - 0.0%
Paper & Forest Products - 0.0%
Mondi PLC	1,388,954	21,040,594
Utilities - 0.0%
Electric Utilities - 0.0%
Verbund AG Class A	214,255	17,094,255
TOTAL AUSTRIA		114,810,457
BELGIUM - 0.8%
Consumer Discretionary - 0.0%
Distributors - 0.0%
D'ieteren Group	67,599	14,415,632
Consumer Staples - 0.4%
Beverages - 0.4%
Anheuser-Busch InBev SA/NV	2,827,450	151,953,602
Food Products - 0.0%
Lotus Bakeries NV	1,284	15,441,146
TOTAL CONSUMER STAPLES		167,394,748

Financials - 0.3%
Banks - 0.2%
KBC Group NV	722,168	52,077,427
Financial Services - 0.1%
Groupe Bruxelles Lambert NV	261,297	18,072,421
Sofina SA (c)	48,496	11,254,093
		29,326,514
Insurance - 0.0%
Ageas SA/NV	502,703	25,371,611
TOTAL FINANCIALS		106,775,552

Health Care - 0.1%
Pharmaceuticals - 0.1%
UCB SA	397,795	77,915,555
Materials - 0.0%
Chemicals - 0.0%
Syensqo SA	233,204	17,314,757
Real Estate - 0.0%
Industrial REITs - 0.0%
Warehouses De Pauw CVA	567,724	12,550,794
Utilities - 0.0%
Electric Utilities - 0.0%
Elia Group SA/NV (c)	92,538	8,669,042
TOTAL BELGIUM		405,036,080
BRAZIL - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Yara International ASA	520,965	14,655,598
BURKINA FASO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Endeavour Mining PLC (United Kingdom)	576,545	11,327,165
CHILE - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Antofagasta PLC	1,240,804	26,880,109
CHINA - 0.5%
Consumer Discretionary - 0.4%
Broadline Retail - 0.4%
Prosus NV Class N	4,304,449	175,353,406
Consumer Staples - 0.0%
Food Products - 0.0%
Wilmar International Ltd	6,044,608	13,911,009
Financials - 0.1%
Banks - 0.1%
BOC Hong Kong Holdings Ltd	11,643,532	35,768,691
Industrials - 0.0%
Machinery - 0.0%
Yangzijiang Shipbuildling (Holdings) Ltd	8,127,900	14,626,023
Marine Transportation - 0.0%
SITC International Holdings Co Ltd	4,227,319	11,002,983
TOTAL INDUSTRIALS		25,629,006

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Wharf Holdings Ltd/The	3,366,000	9,237,031
TOTAL CHINA		259,899,143
DENMARK - 3.2%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Pandora A/S	258,055	41,557,194
Consumer Staples - 0.1%
Beverages - 0.1%
Carlsberg AS Series B	300,588	31,013,326
Financials - 0.2%
Banks - 0.2%
Danske Bank A/S	2,170,251	62,334,462
Insurance - 0.0%
Tryg A/S	1,066,630	24,575,300
TOTAL FINANCIALS		86,909,762

Health Care - 2.3%
Biotechnology - 0.1%
Genmab A/S (b)	197,812	42,632,897
Zealand Pharma A/S (b)	201,124	20,804,211
		63,437,108
Health Care Equipment & Supplies - 0.1%
Coloplast AS Series B	396,825	50,010,437
Demant A/S (b)	278,254	10,614,045
		60,624,482
Pharmaceuticals - 2.1%
Novo Nordisk A/S Series B	10,133,652	1,086,021,888
TOTAL HEALTH CARE		1,210,083,478

Industrials - 0.4%
Air Freight & Logistics - 0.3%
DSV A/S	643,069	137,320,484
Building Products - 0.0%
ROCKWOOL A/S Series B	29,524	10,768,327
Electrical Equipment - 0.1%
Vestas Wind Systems A/S (b)	3,177,580	49,752,701
Marine Transportation - 0.0%
AP Moller - Maersk A/S Series A	9,223	15,120,636
AP Moller - Maersk A/S Series B	14,317	24,365,681
		39,486,317
TOTAL INDUSTRIALS		237,327,829

Materials - 0.1%
Chemicals - 0.1%
Novonesis (Novozymes) B Series B	1,108,718	64,993,678
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Orsted AS (b)(d)(e)	529,100	29,374,244
TOTAL DENMARK		1,701,259,511
FINLAND - 1.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Elisa Oyj A Shares	447,516	20,278,489
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Kesko Oyj B Shares	859,427	17,087,773
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Neste Oyj	1,331,230	20,263,016
Financials - 0.4%
Banks - 0.3%
Nordea Bank Abp	9,927,236	112,172,887
Insurance - 0.1%
Sampo Oyj A Shares	1,556,916	66,699,286
TOTAL FINANCIALS		178,872,173

Health Care - 0.0%
Pharmaceuticals - 0.0%
Orion Oyj B Shares	340,310	16,082,322
Industrials - 0.3%
Machinery - 0.3%
Kone Oyj B Shares	1,069,454	55,444,940
Metso Oyj	1,956,395	17,213,342
Wartsila OYJ Abp	1,582,569	28,773,294
		101,431,576
Information Technology - 0.2%
Communications Equipment - 0.2%
Nokia Oyj	16,779,560	70,481,569
Materials - 0.1%
Paper & Forest Products - 0.1%
Stora Enso Oyj R Shares	1,831,654	17,793,414
UPM-Kymmene Oyj	1,679,397	44,190,099
		61,983,513
Utilities - 0.0%
Electric Utilities - 0.0%
Fortum Oyj	1,411,583	21,278,963
TOTAL FINLAND		507,759,394
FRANCE - 8.8%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.1%
Orange SA	5,858,871	62,439,885
Entertainment - 0.0%
Bollore SE	2,243,808	13,835,626
Media - 0.2%
Publicis Groupe SA	720,177	78,159,532
Vivendi SE	2,268,598	20,832,892
		98,992,424
TOTAL COMMUNICATION SERVICES		175,267,935

Consumer Discretionary - 1.9%
Automobile Components - 0.2%
Cie Generale des Etablissements Michelin SCA Series B	2,102,088	68,387,134
Automobiles - 0.0%
Renault SA	604,810	25,904,059
Hotels, Restaurants & Leisure - 0.1%
Accor SA	613,246	28,306,724
La Francaise des Jeux SACA (d)(e)	320,631	12,672,123
Sodexo SA	193,685	16,087,583
Sodexo SA	84,696	7,034,896
		64,101,326
Household Durables - 0.0%
SEB SA	78,364	7,436,442
Textiles, Apparel & Luxury Goods - 1.6%
Hermes International SCA	99,656	217,468,202
Kering SA	234,257	54,852,915
LVMH Moet Hennessy Louis Vuitton SE	865,547	542,602,164
		814,923,281
TOTAL CONSUMER DISCRETIONARY		980,752,242

Consumer Staples - 0.9%
Beverages - 0.1%
Pernod Ricard SA	637,697	71,364,560
Consumer Staples Distribution & Retail - 0.0%
Carrefour SA	1,706,644	25,990,371
Food Products - 0.3%
Danone SA	2,031,265	138,795,231
Personal Care Products - 0.5%
L'Oreal SA	417,580	145,295,334
L'Oreal SA	201,944	70,265,628
L'Oreal SA	136,100	47,355,464
		262,916,426
TOTAL CONSUMER STAPLES		499,066,588

Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
TotalEnergies SE	6,789,858	394,627,875
Financials - 1.0%
Banks - 0.6%
BNP Paribas SA	3,202,290	191,419,342
Credit Agricole SA	3,349,008	44,852,821
Societe Generale SA Series A	2,266,385	60,087,474
		296,359,637
Capital Markets - 0.0%
Amundi SA (d)(e)	193,165	12,584,437
Financial Services - 0.0%
Edenred SE	771,180	25,507,762
Eurazeo SE	131,683	9,678,300
		35,186,062
Insurance - 0.4%
AXA SA	5,540,799	193,105,794
TOTAL FINANCIALS		537,235,930

Health Care - 0.5%
Health Care Equipment & Supplies - 0.5%
BioMerieux	130,348	13,616,118
EssilorLuxottica SA	935,311	227,131,999
		240,748,117
Life Sciences Tools & Services - 0.0%
Sartorius Stedim Biotech	91,872	17,509,413
Pharmaceuticals - 0.0%
Ipsen SA	118,677	13,720,063
TOTAL HEALTH CARE		271,977,593

Industrials - 2.3%
Aerospace & Defense - 1.3%
Airbus SE	1,869,683	292,242,341
Dassault Aviation SA	61,823	12,308,446
Safran SA	1,142,709	266,644,606
Thales SA	291,595	43,602,237
		614,797,630
Building Products - 0.2%
Cie de Saint-Gobain SA	1,427,250	130,321,383
Construction & Engineering - 0.4%
Bouygues SA	596,684	17,756,170
Eiffage SA	231,267	20,871,026
Vinci SA	1,574,002	166,362,416
		204,989,612
Electrical Equipment - 0.2%
Legrand SA	825,147	82,732,902
Machinery - 0.0%
Alstom SA (b)	1,089,103	24,532,139
Professional Services - 0.1%
Bureau Veritas SA	999,620	30,422,835
Teleperformance SE	172,005	16,180,835
		46,603,670
Trading Companies & Distributors - 0.0%
Rexel SA	703,797	18,176,944
Transportation Infrastructure - 0.1%
Aeroports de Paris SA	108,986	12,611,219
Getlink SE Series A	951,742	15,553,976
		28,165,195
TOTAL INDUSTRIALS		1,150,319,475

Information Technology - 0.3%
IT Services - 0.2%
Capgemini SE	488,800	78,574,701
Software - 0.1%
Dassault Systemes SE	2,105,697	72,681,986
TOTAL INFORMATION TECHNOLOGY		151,256,687

Materials - 0.5%
Chemicals - 0.5%
Air Liquide SA	1,041,705	173,272,363
Air Liquide SA	339,570	56,482,494
Arkema SA	177,094	14,035,806
		243,790,663
Real Estate - 0.1%
Diversified REITs - 0.0%
Covivio SA/France	175,606	9,649,724
Office REITs - 0.0%
Gecina SA	144,750	14,585,171
Retail REITs - 0.1%
Klepierre SA	676,844	20,470,595
Unibail-Rodamco-Westfield unit	372,723	30,548,948
		51,019,543
TOTAL REAL ESTATE		75,254,438

Utilities - 0.3%
Multi-Utilities - 0.3%
Engie SA	4,256,808	67,857,595
Engie SA	1,490,100	23,753,621
Veolia Environnement SA	2,213,908	64,536,897
		156,148,113
TOTAL FRANCE		4,635,697,539
GERMANY - 8.5%
Communication Services - 0.7%
Diversified Telecommunication Services - 0.7%
Deutsche Telekom AG	10,982,763	351,430,734
Entertainment - 0.0%
CTS Eventim AG & Co KGaA	196,343	17,335,410
Interactive Media & Services - 0.0%
Scout24 SE (d)(e)	235,991	21,210,066
TOTAL COMMUNICATION SERVICES		389,976,210

Consumer Discretionary - 0.7%
Automobile Components - 0.0%
Continental AG	346,130	22,779,187
Automobiles - 0.4%
Bayerische Motoren Werke AG	911,918	67,476,127
Mercedes-Benz Group AG	2,356,389	132,474,528
		199,950,655
Specialty Retail - 0.0%
Zalando SE (b)(d)(e)	705,839	21,944,242
Textiles, Apparel & Luxury Goods - 0.3%
adidas AG	509,770	120,183,847
Puma SE	332,268	15,614,130
		135,797,977
TOTAL CONSUMER DISCRETIONARY		380,472,061

Consumer Staples - 0.1%
Household Products - 0.0%
Henkel AG & Co KGaA	327,328	24,853,192
Personal Care Products - 0.1%
Beiersdorf AG	312,160	40,459,179
TOTAL CONSUMER STAPLES		65,312,371

Financials - 1.8%
Banks - 0.0%
Commerzbank AG	2,982,055	45,772,438
Capital Markets - 0.5%
Deutsche Bank AG	5,962,524	101,280,622
Deutsche Boerse AG	592,485	138,719,096
		239,999,718
Insurance - 1.3%
Allianz SE	1,232,533	381,548,610
Hannover Rueck SE	189,729	49,542,591
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	420,875	220,231,163
Talanx AG	203,130	17,215,542
		668,537,906
TOTAL FINANCIALS		954,310,062

Health Care - 0.5%
Health Care Equipment & Supplies - 0.1%
Carl Zeiss Meditec Ag (c)	126,648	7,568,385
Siemens Healthineers AG (d)(e)	887,308	48,120,851
		55,689,236
Health Care Providers & Services - 0.1%
Fresenius Medical Care AG	646,252	28,443,182
Fresenius SE & Co KGaA (b)	1,329,149	46,730,317
		75,173,499
Pharmaceuticals - 0.3%
Bayer AG	3,091,222	63,459,265
Merck KGaA	406,657	60,850,445
		124,309,710
TOTAL HEALTH CARE		255,172,445

Industrials - 1.9%
Aerospace & Defense - 0.3%
MTU Aero Engines AG	169,356	57,663,152
Rheinmetall AG	137,057	90,145,295
		147,808,447
Air Freight & Logistics - 0.2%
Deutsche Post AG	3,209,436	118,090,637
Electrical Equipment - 0.2%
Siemens Energy AG (b)	2,012,008	109,155,752
Industrial Conglomerates - 1.0%
Siemens AG	2,391,338	464,536,252
Machinery - 0.2%
Daimler Truck Holding AG	1,553,670	58,777,900
Gea Group Ag	487,997	24,402,490
Knorr-Bremse AG	228,242	17,402,200
Rational AG	16,099	15,056,167
		115,638,757
Passenger Airlines - 0.0%
Deutsche Lufthansa AG	1,888,233	12,642,792
Trading Companies & Distributors - 0.0%
Brenntag SE	408,889	26,406,109
TOTAL INDUSTRIALS		994,278,746

Information Technology - 1.8%
IT Services - 0.0%
Bechtle AG (c)	257,715	8,469,784
Semiconductors & Semiconductor Equipment - 0.3%
Infineon Technologies AG	4,109,078	133,943,116
Software - 1.5%
Nemetschek SE	181,711	18,856,668
SAP SE	3,285,653	780,230,501
		799,087,169
TOTAL INFORMATION TECHNOLOGY		941,500,069

Materials - 0.5%
Chemicals - 0.4%
BASF SE	2,808,330	126,201,351
Covestro AG	591,008	35,973,948
Evonik Industries AG (c)	806,524	14,800,089
Symrise AG	417,798	46,137,590
		223,112,978
Construction Materials - 0.1%
Heidelberg Materials AG	429,659	54,212,633
TOTAL MATERIALS		277,325,611

Real Estate - 0.2%
Real Estate Management & Development - 0.2%
LEG Immobilien SE	234,322	21,726,159
Vonovia SE	2,330,206	77,320,779
		99,046,938
Utilities - 0.3%
Independent Power and Renewable Electricity Producers - 0.1%
RWE AG	1,989,433	67,117,503
Multi-Utilities - 0.2%
E.ON SE	7,064,198	91,049,552
TOTAL UTILITIES		158,167,055

TOTAL GERMANY		4,515,561,568
HONG KONG - 1.8%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
HKT Trust & HKT Ltd unit	11,923,718	14,820,354
Consumer Staples - 0.0%
Food Products - 0.0%
WH Group Ltd (d)(e)	26,239,765	20,809,685
Financials - 1.1%
Banks - 0.1%
Hang Seng Bank Ltd	2,369,086	28,151,928
Capital Markets - 0.3%
Futu Holdings Ltd Class A ADR	176,483	15,394,612
Hong Kong Exchanges & Clearing Ltd	3,789,759	142,670,014
		158,064,626
Insurance - 0.7%
AIA Group Ltd	34,397,746	259,001,263
Prudential PLC	8,482,364	69,518,852
		328,520,115
TOTAL FINANCIALS		514,736,669

Industrials - 0.2%
Ground Transportation - 0.0%
MTR Corp Ltd	4,896,415	17,150,040
Industrial Conglomerates - 0.1%
Jardine Matheson Holdings Ltd (Singapore)	502,993	21,969,746
Swire Pacific Ltd A Shares	1,285,205	10,580,640
		32,550,386
Machinery - 0.1%
Techtronic Industries Co Ltd	4,324,389	60,919,413
TOTAL INDUSTRIALS		110,619,839

Real Estate - 0.3%
Real Estate Management & Development - 0.2%
CK Asset Holdings Ltd	6,056,612	24,755,818
Henderson Land Development Co Ltd	4,570,333	14,354,010
Hongkong Land Holdings Ltd (Singapore)	3,471,562	15,790,608
Sino Land Co Ltd	12,247,985	11,996,098
Sun Hung Kai Properties Ltd	4,558,663	45,559,008
Wharf Real Estate Investment Co Ltd	5,254,825	14,082,661
		126,538,203
Retail REITs - 0.1%
Link REIT	8,107,464	35,274,763
TOTAL REAL ESTATE		161,812,966

Utilities - 0.2%
Electric Utilities - 0.2%
CK Infrastructure Holdings Ltd	1,982,115	13,655,702
CLP Holdings Ltd	5,166,731	43,519,553
Power Assets Holdings Ltd	4,358,422	28,570,633
		85,745,888
Gas Utilities - 0.0%
Hong Kong & China Gas Co Ltd	35,227,354	26,714,831
TOTAL UTILITIES		112,460,719

TOTAL HONG KONG		935,260,232
IRELAND - 0.4%
Consumer Staples - 0.1%
Food Products - 0.1%
Kerry Group PLC Class A	481,783	46,559,407
Financials - 0.1%
Banks - 0.1%
AIB Group PLC	5,861,679	31,900,796
Bank of Ireland Group PLC	3,159,814	27,674,738
		59,575,534
Industrials - 0.2%
Building Products - 0.1%
Kingspan Group PLC	486,420	36,598,532
Trading Companies & Distributors - 0.1%
AerCap Holdings NV	611,391	60,747,810
TOTAL INDUSTRIALS		97,346,342

TOTAL IRELAND		203,481,283
ISRAEL - 0.7%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Global-e Online Ltd (b)	315,270	16,482,316
Financials - 0.4%
Banks - 0.4%
Bank Hapoalim BM	3,977,671	45,628,980
Bank Leumi Le-Israel BM	4,744,172	53,938,502
Israel Discount Bank Ltd Class A	3,892,278	25,565,994
Mizrahi Tefahot Bank Ltd	487,815	21,043,237
		146,176,713
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (b)	3,564,655	59,814,911
Industrials - 0.0%
Aerospace & Defense - 0.0%
Elbit Systems Ltd	83,971	20,388,549
Information Technology - 0.2%
IT Services - 0.0%
Wix.com Ltd (b)	166,335	37,215,792
Software - 0.2%
Check Point Software Technologies Ltd (b)	276,849	50,386,518
Nice Ltd (b)	197,819	35,593,316
		85,979,834
TOTAL INFORMATION TECHNOLOGY		123,195,626

Materials - 0.0%
Chemicals - 0.0%
ICL Group Ltd	2,435,877	10,997,339
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Azrieli Group Ltd	133,534	10,697,276
TOTAL ISRAEL		387,752,730
ITALY - 2.5%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Infrastrutture Wireless Italiane SpA (d)(e)	1,057,536	10,896,124
Telecom Italia SpA/Milano (b)(c)	31,357,728	7,532,103
		18,428,227
Consumer Discretionary - 0.4%
Automobiles - 0.3%
Ferrari NV (Italy)	396,614	172,552,464
Textiles, Apparel & Luxury Goods - 0.1%
Moncler SpA	735,121	36,006,493
TOTAL CONSUMER DISCRETIONARY		208,558,957

Consumer Staples - 0.1%
Beverages - 0.1%
Coca-Cola HBC AG	683,495	24,386,758
Davide Campari-Milano NV (c)	1,937,236	11,626,119
		36,012,877
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Eni SpA	7,234,304	102,359,488
Financials - 1.1%
Banks - 0.9%
Banco BPM SpA	4,052,580	30,851,590
BPER Banca SPA	3,131,299	19,119,403
FinecoBank Banca Fineco SpA	1,922,517	30,860,305
Intesa Sanpaolo SpA	46,021,265	176,654,437
Mediobanca Banca di Credito Finanziario SpA	1,572,483	22,940,064
UniCredit SpA	4,635,669	178,064,653
		458,490,452
Financial Services - 0.0%
Nexi SpA (b)(d)(e)	1,620,035	9,593,891
Insurance - 0.2%
Generali	2,962,818	84,786,341
Poste Italiane Spa (d)(e)	1,438,141	20,189,952
Unipol Gruppo SpA	1,241,597	14,983,698
		119,959,991
TOTAL FINANCIALS		588,044,334

Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
DiaSorin SpA	70,415	7,872,689
Health Care Providers & Services - 0.0%
Amplifon SpA	391,794	9,949,100
Pharmaceuticals - 0.0%
Recordati Industria Chimica e Farmaceutica SpA	328,972	17,920,902
TOTAL HEALTH CARE		35,742,691

Industrials - 0.2%
Aerospace & Defense - 0.1%
Leonardo SpA	1,273,384	34,273,668
Electrical Equipment - 0.1%
Prysmian SpA	883,903	58,304,306
TOTAL INDUSTRIALS		92,577,974

Utilities - 0.5%
Electric Utilities - 0.4%
Enel SpA	25,591,336	184,295,822
Terna - Rete Elettrica Nazionale	4,426,814	37,461,710
		221,757,532
Gas Utilities - 0.1%
Snam SpA	6,344,872	29,582,211
TOTAL UTILITIES		251,339,743

TOTAL ITALY		1,333,064,291
JAPAN - 22.6%
Communication Services - 1.6%
Diversified Telecommunication Services - 0.2%
Nippon Telegraph & Telephone Corp (c)	94,020,925	96,483,426
Entertainment - 0.5%
Capcom Co Ltd	1,090,120	25,545,304
Konami Group Corp	316,040	31,246,877
Nexon Co Ltd	1,059,451	14,571,315
Nintendo Co Ltd	3,269,030	191,859,693
Toho Co Ltd/Tokyo	352,063	15,409,425
		278,632,614
Interactive Media & Services - 0.0%
LY Corp	8,998,531	24,830,290
Media - 0.0%
Dentsu Group Inc	627,310	16,052,364
Wireless Telecommunication Services - 0.9%
KDDI Corp	4,827,642	159,564,845
SoftBank Corp	90,009,280	116,337,936
SoftBank Group Corp	3,006,462	180,228,788
		456,131,569
TOTAL COMMUNICATION SERVICES		872,130,263

Consumer Discretionary - 4.1%
Automobile Components - 0.4%
Aisin Corp	1,654,701	17,452,249
Bridgestone Corp	1,796,477	64,258,408
Denso Corp	5,950,292	85,188,360
Sumitomo Electric Industries Ltd	2,248,317	43,407,457
		210,306,474
Automobiles - 1.7%
Honda Motor Co Ltd	14,121,455	121,839,821
Isuzu Motors Ltd	1,771,945	23,636,755
Nissan Motor Co Ltd (c)	7,011,971	16,910,710
Subaru Corp	1,845,244	29,609,933
Suzuki Motor Corp	4,945,272	52,589,635
Toyota Motor Corp	32,304,225	551,966,006
Yamaha Motor Co Ltd	2,906,391	25,322,596
		821,875,456
Broadline Retail - 0.1%
Pan Pacific International Holdings Corp	1,198,968	30,508,112
Rakuten Group Inc (b)	4,736,775	27,298,729
		57,806,841
Hotels, Restaurants & Leisure - 0.2%
McDonald's Holdings Co Japan Ltd (c)	271,922	11,250,190
Oriental Land Co Ltd/Japan	3,433,080	81,008,651
Zensho Holdings Co Ltd	303,400	18,293,429
		110,552,270
Household Durables - 1.0%
Panasonic Holdings Corp	7,336,805	71,578,067
Sekisui Chemical Co Ltd	1,188,798	19,220,682
Sekisui House Ltd	1,877,502	44,524,098
Sony Group Corp	19,643,805	394,375,532
		529,698,379
Leisure Products - 0.1%
Bandai Namco Holdings Inc	1,869,095	39,566,949
Shimano Inc	239,085	33,478,132
		73,045,081
Specialty Retail - 0.5%
Fast Retailing Co Ltd	600,723	205,850,907
Nitori Holdings Co Ltd	252,104	32,363,231
ZOZO Inc	425,450	13,425,388
		251,639,526
Textiles, Apparel & Luxury Goods - 0.1%
Asics Corp	2,150,911	43,455,664
TOTAL CONSUMER DISCRETIONARY		2,098,379,691

Consumer Staples - 1.2%
Beverages - 0.2%
Asahi Group Holdings Ltd	4,546,584	49,592,015
Kirin Holdings Co Ltd	2,444,522	34,158,857
Suntory Beverage & Food Ltd	437,571	14,895,225
		98,646,097
Consumer Staples Distribution & Retail - 0.4%
Aeon Co Ltd	2,057,667	49,487,843
Kobe Bussan Co Ltd	473,528	11,941,457
MatsukiyoCocokara & Co	1,046,400	14,680,303
Seven & i Holdings Co Ltd	6,965,887	120,978,340
		197,087,943
Food Products - 0.3%
Ajinomoto Co Inc	1,460,461	61,461,140
Kikkoman Corp	2,135,205	23,493,715
MEIJI Holdings Co Ltd	738,666	15,806,150
Nissin Foods Holdings Co Ltd	631,135	16,780,771
Yakult Honsha Co Ltd	807,340	16,485,137
		134,026,913
Household Products - 0.0%
Unicharm Corp	1,172,122	30,536,924
Personal Care Products - 0.1%
Kao Corp	1,465,943	63,783,917
Shiseido Co Ltd	1,258,675	23,421,855
		87,205,772
Tobacco - 0.2%
Japan Tobacco Inc	3,775,776	106,514,330
TOTAL CONSUMER STAPLES		654,017,979

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
ENEOS Holdings Inc	8,588,531	46,505,504
Idemitsu Kosan Co Ltd	2,848,210	19,028,907
Inpex Corp	2,773,365	36,347,728
		101,882,139
Financials - 3.7%
Banks - 2.1%
Chiba Bank Ltd/The	1,796,180	15,019,609
Concordia Financial Group Ltd	3,306,540	19,847,446
Japan Post Bank Co Ltd	4,553,075	43,091,630
Mitsubishi UFJ Financial Group Inc	34,938,468	417,022,597
Mizuho Financial Group Inc	7,590,264	191,650,613
Resona Holdings Inc	6,579,526	55,028,276
Shizuoka Financial Group Inc	1,369,021	12,198,582
Sumitomo Mitsui Financial Group Inc	11,731,092	289,533,165
Sumitomo Mitsui Trust Group Inc	2,042,744	51,215,260
		1,094,607,178
Capital Markets - 0.3%
Daiwa Securities Group Inc	4,197,395	28,239,158
Japan Exchange Group Inc	3,122,412	37,784,503
Nomura Holdings Inc	9,456,388	57,330,573
SBI Holdings Inc	856,122	21,629,791
		144,984,025
Financial Services - 0.2%
Mitsubishi HC Capital Inc	2,769,082	18,693,130
ORIX Corp	3,631,712	81,750,508
		100,443,638
Insurance - 1.1%
Dai-ichi Life Holdings Inc	2,847,898	77,193,018
Japan Post Holdings Co Ltd	6,053,050	60,703,003
Japan Post Insurance Co Ltd	602,916	12,649,489
Ms&Ad Insurance Group Holdings Inc	4,048,644	90,669,224
Sompo Holdings Inc	2,804,833	74,110,077
T&D Holdings Inc	1,540,505	29,200,540
Tokio Marine Holdings Inc	5,912,579	220,471,811
		564,997,162
TOTAL FINANCIALS		1,905,032,003

Health Care - 1.8%
Health Care Equipment & Supplies - 0.6%
Hoya Corp	1,096,018	141,686,600
Olympus Corp	3,705,665	58,591,649
Sysmex Corp	1,584,242	33,574,565
Terumo Corp	4,221,438	86,222,779
		320,075,593
Health Care Technology - 0.0%
M3 Inc	1,388,911	13,509,653
Pharmaceuticals - 1.2%
Astellas Pharma Inc	5,694,043	59,291,091
Chugai Pharmaceutical Co Ltd	2,113,222	92,999,617
Daiichi Sankyo Co Ltd	5,513,717	175,092,238
Eisai Co Ltd	793,143	24,617,256
Kyowa Kirin Co Ltd	764,630	12,721,753
Ono Pharmaceutical Co Ltd	1,176,902	13,521,605
Otsuka Holdings Co Ltd	1,404,144	81,588,909
Shionogi & Co Ltd	2,379,291	33,749,598
Takeda Pharmaceutical Co Ltd	5,005,833	136,484,913
		630,066,980
TOTAL HEALTH CARE		963,652,226

Industrials - 5.3%
Air Freight & Logistics - 0.0%
SG Holdings Co Ltd	1,007,517	9,905,808
Building Products - 0.2%
Agc Inc	615,730	19,324,463
Daikin Industries Ltd	830,095	100,428,991
TOTO Ltd	445,530	12,039,292
		131,792,746
Commercial Services & Supplies - 0.2%
Dai Nippon Printing Co Ltd	1,221,318	18,673,728
Secom Co Ltd	1,321,312	46,167,602
TOPPAN Holdings Inc	752,145	20,172,595
		85,013,925
Construction & Engineering - 0.1%
Kajima Corp	1,247,496	22,835,096
Obayashi Corp	2,043,119	29,195,384
Taisei Corp	518,644	22,571,500
		74,601,980
Electrical Equipment - 0.4%
Fuji Electric Co Ltd	422,751	23,887,976
Fujikura Ltd	791,300	28,259,631
Mitsubishi Electric Corp	5,984,269	101,609,044
NIDEC CORP	2,626,712	48,446,251
		202,202,902
Ground Transportation - 0.3%
Central Japan Railway Co	2,430,635	50,058,099
East Japan Railway Co	2,855,517	55,777,147
Hankyu Hanshin Holdings Inc	720,052	19,760,943
Tokyu Corp	1,671,068	19,553,185
West Japan Railway Co	1,381,934	26,023,788
		171,173,162
Industrial Conglomerates - 0.7%
Hikari Tsushin Inc	55,745	12,213,489
Hitachi Ltd	14,588,965	367,654,368
		379,867,857
Machinery - 1.1%
Daifuku Co Ltd	1,015,820	21,203,750
FANUC Corp	2,975,530	77,307,972
Hitachi Construction Machinery Co Ltd	338,462	7,649,634
Hoshizaki Corp	341,947	13,838,780
Komatsu Ltd	2,757,647	74,666,235
Kubota Corp	2,961,877	37,127,310
Makita Corp	748,914	23,446,267
MINEBEA MITSUMI Inc	1,142,285	18,788,676
Mitsubishi Heavy Industries Ltd	10,084,390	148,470,952
SMC Corp	180,159	76,873,625
Toyota Industries Corp	512,663	38,206,012
Yaskawa Electric Corp	713,314	18,755,968
		556,335,181
Marine Transportation - 0.2%
Kawasaki Kisen Kaisha Ltd	1,168,400	15,568,556
Mitsui OSK Lines Ltd	1,083,725	37,155,371
Nippon Yusen KK	1,378,044	44,181,024
		96,904,951
Passenger Airlines - 0.0%
ANA Holdings Inc	502,812	9,715,353
Japan Airlines Co Ltd	453,906	7,556,777
		17,272,130
Professional Services - 0.6%
Recruit Holdings Co Ltd	4,412,473	306,921,341
Trading Companies & Distributors - 1.5%
ITOCHU Corp	3,740,103	185,053,174
Marubeni Corp	4,483,485	67,671,199
Mitsubishi Corp	10,519,288	178,134,559
Mitsui & Co Ltd	7,941,422	166,884,041
MonotaRO Co Ltd	788,783	14,092,675
Sumitomo Corp	3,429,637	73,614,228
Toyota Tsusho Corp	2,005,274	34,309,695
		719,759,571
TOTAL INDUSTRIALS		2,751,751,554

Information Technology - 3.1%
Electronic Equipment, Instruments & Components - 1.0%
Keyence Corp	612,228	265,641,403
Kyocera Corp	4,039,844	39,842,412
Murata Manufacturing Co Ltd	5,323,951	89,084,434
Omron Corp	551,651	17,637,319
Shimadzu Corp	745,254	20,985,564
TDK Corp	6,116,295	79,276,494
Yokogawa Electric Corp	718,459	16,054,171
		528,521,797
IT Services - 0.6%
Fujitsu Ltd	5,213,410	100,163,749
NEC Corp	772,700	66,064,587
Nomura Research Institute Ltd	1,188,788	36,401,303
NTT Data Group Corp	1,985,849	38,587,181
Obic Co Ltd	1,018,465	33,389,505
Otsuka Corp	717,362	17,893,894
SCSK Corp	492,252	9,962,496
TIS Inc	668,989	16,383,222
		318,845,937
Semiconductors & Semiconductor Equipment - 1.0%
Advantest Corp	2,410,668	133,503,706
Disco Corp	289,823	79,198,573
Kokusai Electric Corp	482,800	8,002,834
Lasertec Corp	252,162	27,772,100
Renesas Electronics Corp	5,297,296	69,479,815
SCREEN Holdings Co Ltd	255,700	16,171,166
Tokyo Electron Ltd	1,409,780	221,028,373
		555,156,567
Software - 0.1%
Oracle Corp Japan	121,122	12,402,426
Trend Micro Inc/Japan	398,997	21,998,245
		34,400,671
Technology Hardware, Storage & Peripherals - 0.4%
Brother Industries Ltd	729,864	12,854,270
Canon Inc	2,937,602	95,700,579
FUJIFILM Holdings Corp	3,522,375	79,698,572
Ricoh Co Ltd	1,662,134	18,937,236
Seiko Epson Corp	908,320	16,183,941
		223,374,598
TOTAL INFORMATION TECHNOLOGY		1,660,299,570

Materials - 0.9%
Chemicals - 0.7%
Asahi Kasei Corp	3,947,327	28,210,646
Mitsubishi Chemical Group Corp	4,265,553	22,441,534
Mitsui Chemicals Inc	537,146	12,483,531
Nippon Paint Holdings Co Ltd	2,983,482	20,409,677
Nippon Sanso Holdings Corp	545,044	15,908,880
Nitto Denko Corp	2,223,820	35,553,954
Shin-Etsu Chemical Co Ltd	5,668,495	210,348,742
Toray Industries Inc	4,363,435	27,907,519
		373,264,483
Metals & Mining - 0.2%
JFE Holdings Inc	1,810,767	20,719,878
Nippon Steel Corp	2,850,621	58,393,157
Sumitomo Metal Mining Co Ltd	777,757	19,191,353
		98,304,388
TOTAL MATERIALS		471,568,871

Real Estate - 0.5%
Office REITs - 0.0%
Japan Real Estate Investment Corp	4,029	14,918,731
Nippon Building Fund Inc	24,083	20,201,294
		35,120,025
Real Estate Management & Development - 0.5%
Daito Trust Construction Co Ltd	184,293	20,601,547
Daiwa House Industry Co Ltd	1,867,432	58,795,501
Hulic Co Ltd	1,207,934	10,891,307
Mitsubishi Estate Co Ltd	3,400,016	48,183,818
Mitsui Fudosan Co Ltd	8,404,729	70,459,128
Sumitomo Realty & Development Co Ltd	973,654	30,206,729
		239,138,030
TOTAL REAL ESTATE		274,258,055

Utilities - 0.2%
Electric Utilities - 0.1%
Chubu Electric Power Co Inc	2,027,357	21,463,895
Kansai Electric Power Co Inc/The	2,215,283	28,542,452
Tokyo Electric Power Co Holdings Inc (b)	4,804,037	17,286,196
		67,292,543
Gas Utilities - 0.1%
Osaka Gas Co Ltd	1,144,341	25,128,759
Tokyo Gas Co Ltd	1,071,043	32,284,894
		57,413,653
TOTAL UTILITIES		124,706,196

TOTAL JAPAN		11,877,678,547
JORDAN - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Hikma Pharmaceuticals PLC	523,608	12,818,939
KOREA (SOUTH) - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Delivery Hero SE (b)(c)(d)(e)	587,301	24,043,219
LUXEMBOURG - 0.1%
Financials - 0.0%
Capital Markets - 0.0%
CVC Capital Partners PLC (b)(d)(e)	668,920	16,378,438
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Eurofins Scientific SE	425,040	21,016,244
Materials - 0.1%
Metals & Mining - 0.1%
ArcelorMittal SA	1,460,825	36,802,447
TOTAL LUXEMBOURG		74,197,129
MACAU - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Galaxy Entertainment Group Ltd	6,880,889	30,860,273
Sands China Ltd (b)	7,639,806	19,482,487

TOTAL MACAU		50,342,760
NETHERLANDS - 3.9%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Koninklijke KPN NV	12,235,664	47,433,109
Entertainment - 0.1%
Universal Music Group NV	2,590,133	62,369,220
Consumer Staples - 0.4%
Beverages - 0.2%
Heineken Holding NV Class A	407,855	25,860,046
Heineken NV	906,210	67,077,807
		92,937,853
Consumer Staples Distribution & Retail - 0.2%
Koninklijke Ahold Delhaize NV	2,924,138	100,891,205
Food Products - 0.0%
JDE Peet's NV	383,452	7,646,367
TOTAL CONSUMER STAPLES		201,475,425

Financials - 0.8%
Banks - 0.3%
ABN AMRO Bank NV depository receipt (d)(e)	1,441,772	22,419,664
ING Groep NV	10,394,094	160,457,504
		182,877,168
Capital Markets - 0.1%
Euronext NV (d)(e)	245,980	27,475,591
Financial Services - 0.2%
Adyen NV (b)(d)(e)	68,432	99,603,722
EXOR NV	312,898	30,965,837
		130,569,559
Insurance - 0.2%
Aegon Ltd	4,248,385	27,435,148
ASR Nederland NV (c)	498,710	23,873,634
NN Group NV	851,888	39,583,230
		90,892,012
TOTAL FINANCIALS		431,814,330

Health Care - 0.3%
Biotechnology - 0.2%
Argenx SE (b)	188,148	116,118,413
Health Care Equipment & Supplies - 0.1%
Koninklijke Philips NV	2,513,891	68,764,265
TOTAL HEALTH CARE		184,882,678

Industrials - 0.3%
Professional Services - 0.3%
Randstad NV	341,474	15,015,079
Wolters Kluwer NV	750,471	125,263,863
		140,278,942
Trading Companies & Distributors - 0.0%
IMCD NV	179,314	26,926,539
TOTAL INDUSTRIALS		167,205,481

Information Technology - 1.8%
Semiconductors & Semiconductor Equipment - 1.8%
ASM International NV	147,750	79,847,343
ASML Holding NV	1,257,290	859,117,807
BE Semiconductor Industries NV	242,563	28,965,115
		967,930,265
Materials - 0.1%
Chemicals - 0.1%
Akzo Nobel NV	537,357	31,375,675
TOTAL NETHERLANDS		2,094,486,183
NEW ZEALAND - 0.3%
Financials - 0.0%
Financial Services - 0.0%
Infratil Ltd	2,889,179	21,991,824
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
Fisher & Paykel Healthcare Corp Ltd	1,844,230	41,584,314
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Auckland International Airport Ltd	4,762,322	21,996,400
Information Technology - 0.2%
Software - 0.2%
Xero Ltd (b)	456,555	51,988,935
Utilities - 0.0%
Electric Utilities - 0.0%
Mercury NZ Ltd	2,201,694	8,637,414
Independent Power and Renewable Electricity Producers - 0.0%
Meridian Energy Ltd	4,101,099	15,091,338
TOTAL UTILITIES		23,728,752

TOTAL NEW ZEALAND		161,290,225
NORWAY - 0.6%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telenor ASA	1,937,329	22,810,788
Consumer Staples - 0.1%
Food Products - 0.1%
Mowi ASA	1,464,339	26,578,650
Orkla ASA	2,205,544	20,355,579
Salmar ASA	207,726	10,799,317
		57,733,546
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Aker BP ASA	994,390	20,390,446
Equinor ASA	2,636,257	63,896,297
		84,286,743
Financials - 0.1%
Banks - 0.1%
DNB Bank ASA	2,817,682	58,875,300
Insurance - 0.0%
Gjensidige Forsikring ASA	629,272	11,193,694
TOTAL FINANCIALS		70,068,994

Industrials - 0.1%
Aerospace & Defense - 0.1%
Kongsberg Gruppen ASA	276,761	32,561,740
Materials - 0.1%
Metals & Mining - 0.1%
Norsk Hydro ASA	4,424,983	27,496,280
TOTAL NORWAY		294,958,091
POLAND - 0.0%
Industrials - 0.0%
Air Freight & Logistics - 0.0%
InPost SA (b)	707,949	12,403,914
PORTUGAL - 0.1%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Jeronimo Martins SGPS SA	891,033	17,363,088
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	1,462,293	24,041,408
Financials - 0.0%
Banks - 0.0%
Banco Espirito Santo SA (Portugal) (b)(f)	2,598,658	27
Utilities - 0.1%
Electric Utilities - 0.1%
EDP SA	9,873,443	35,704,330
TOTAL PORTUGAL		77,108,853
SINGAPORE - 1.7%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.1%
Singapore Telecommunications Ltd	23,383,019	54,156,435
Entertainment - 0.3%
Sea Ltd Class A ADR (b)	1,164,730	132,546,274
TOTAL COMMUNICATION SERVICES		186,702,709

Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Genting Singapore Ltd	19,029,084	10,873,437
Financials - 0.9%
Banks - 0.9%
DBS Group Holdings Ltd	6,269,158	198,931,894
Oversea-Chinese Banking Corp Ltd	10,654,537	129,502,642
United Overseas Bank Ltd	3,978,484	108,018,868
		436,453,404
Capital Markets - 0.0%
Singapore Exchange Ltd	2,697,545	25,608,691
TOTAL FINANCIALS		462,062,095

Industrials - 0.2%
Aerospace & Defense - 0.0%
Singapore Technologies Engineering Ltd	4,912,229	16,511,261
Ground Transportation - 0.2%
Grab Holdings Ltd Class A (b)	6,648,852	33,244,260
Industrial Conglomerates - 0.0%
Keppel Ltd	4,582,585	23,043,846
Passenger Airlines - 0.0%
Singapore Airlines Ltd (c)	4,684,311	22,066,352
TOTAL INDUSTRIALS		94,865,719

Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
STMicroelectronics NV	2,150,515	55,154,952
Real Estate - 0.1%
Industrial REITs - 0.0%
CapitaLand Ascendas REIT	11,759,538	23,012,297
Real Estate Management & Development - 0.0%
CapitaLand Investment Ltd/Singapore	7,367,279	15,032,844
Retail REITs - 0.1%
CapitaLand Integrated Commercial Trust	18,341,410	26,858,379
TOTAL REAL ESTATE		64,903,520

Utilities - 0.0%
Multi-Utilities - 0.0%
Sembcorp Industries Ltd	2,812,300	10,969,833
TOTAL SINGAPORE		885,532,265
SOUTH AFRICA - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Anglo American PLC	3,998,240	128,392,559
SPAIN - 2.6%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Cellnex Telecom SA (d)(e)	1,667,203	59,866,534
Telefonica SA (c)	12,488,507	56,575,539
		116,442,073
Consumer Discretionary - 0.5%
Hotels, Restaurants & Leisure - 0.1%
Amadeus IT Group SA Class A	1,417,494	99,492,961
Specialty Retail - 0.4%
Industria de Diseno Textil SA	3,432,323	189,406,679
TOTAL CONSUMER DISCRETIONARY		288,899,640

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Repsol SA	3,704,769	46,371,921
Financials - 1.0%
Banks - 1.0%
Banco Bilbao Vizcaya Argentaria SA	18,134,230	171,298,763
Banco de Sabadell SA	17,117,932	32,298,578
Banco Santander SA	48,752,738	225,072,486
CaixaBank SA	12,577,992	68,357,782
		497,027,609
Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA Class A (b)(c)	938,589	8,545,812
Industrials - 0.1%
Construction & Engineering - 0.0%
ACS Actividades de Construccion y Servicios SA (b)	555,556	25,808,204
Transportation Infrastructure - 0.1%
Aena SME SA (d)(e)	235,979	51,071,142
TOTAL INDUSTRIALS		76,879,346

Utilities - 0.7%
Electric Utilities - 0.7%
Acciona SA	77,682	9,875,481
Endesa SA	999,324	21,902,179
Iberdrola SA	19,023,630	271,192,452
Redeia Corp SA	1,276,795	22,802,378
		325,772,490
Independent Power and Renewable Electricity Producers - 0.0%
EDP Renovaveis SA (b)	981,619	11,493,571
TOTAL UTILITIES		337,266,061

TOTAL SPAIN		1,371,432,462
SWEDEN - 3.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telia Co AB	7,423,097	21,762,421
Wireless Telecommunication Services - 0.0%
Tele2 AB B Shares	1,719,910	18,062,286
TOTAL COMMUNICATION SERVICES		39,824,707

Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Evolution AB (d)(e)	533,233	46,580,610
Specialty Retail - 0.0%
H & M Hennes & Mauritz AB B Shares (c)	1,782,446	24,737,908
TOTAL CONSUMER DISCRETIONARY		71,318,518

Consumer Staples - 0.1%
Household Products - 0.1%
Essity AB B Shares	1,918,768	52,854,791
Financials - 0.7%
Banks - 0.3%
Skandinaviska Enskilda Banken AB A Shares	4,993,040	69,411,093
Svenska Handelsbanken AB A Shares	4,589,377	47,731,435
Swedbank AB A1 Shares	2,671,385	52,407,735
		169,550,263
Capital Markets - 0.0%
EQT AB	1,171,572	35,529,709
Financial Services - 0.4%
Industrivarden AB A Shares	381,845	12,550,583
Industrivarden AB C Shares	505,656	16,587,556
Investor AB B Shares	5,446,036	149,542,926
L E Lundbergforetagen AB B Shares	239,177	11,609,841
		190,290,906
TOTAL FINANCIALS		395,370,878

Health Care - 0.1%
Biotechnology - 0.1%
Swedish Orphan Biovitrum AB B Shares (b)	616,085	17,095,178
Health Care Equipment & Supplies - 0.0%
Getinge AB B Shares	719,767	11,257,452
TOTAL HEALTH CARE		28,352,630

Industrials - 1.6%
Aerospace & Defense - 0.0%
Saab AB B Shares	1,007,847	22,088,746
Building Products - 0.2%
Assa Abloy AB B Shares	3,153,656	96,855,691
Nibe Industrier AB B Shares (c)	4,768,655	20,224,465
		117,080,156
Commercial Services & Supplies - 0.0%
Securitas AB B Shares (c)	1,547,444	19,587,899
Construction & Engineering - 0.0%
Skanska AB B Shares (c)	1,070,676	22,350,677
Industrial Conglomerates - 0.1%
Investment AB Latour B Shares	465,886	11,841,607
Lifco AB B Shares	733,485	22,277,704
		34,119,311
Machinery - 1.2%
Alfa Laval AB	910,344	38,784,252
Atlas Copco AB A Shares	8,450,711	135,093,864
Atlas Copco AB B Shares	4,912,326	69,460,999
Epiroc AB A Shares	2,072,253	37,777,819
Epiroc AB B Shares	1,228,652	20,282,022
Indutrade AB	859,752	21,963,100
Sandvik AB	3,354,910	62,093,270
SKF AB B Shares	1,072,664	20,620,487
Trelleborg AB B Shares	670,377	22,181,762
Volvo AB A Shares	631,277	15,813,712
Volvo AB B Shares	4,996,884	124,459,688
		568,530,975
Trading Companies & Distributors - 0.1%
AddTech AB B Shares	817,793	22,512,092
Beijer Ref AB B Shares	1,211,112	19,114,544
		41,626,636
TOTAL INDUSTRIALS		825,384,400

Information Technology - 0.2%
Communications Equipment - 0.1%
Telefonaktiebolaget LM Ericsson B Shares	8,740,413	71,013,442
Electronic Equipment, Instruments & Components - 0.1%
Hexagon AB B Shares	6,532,767	55,693,641
TOTAL INFORMATION TECHNOLOGY		126,707,083

Materials - 0.1%
Metals & Mining - 0.0%
Boliden AB	860,637	25,697,375
Paper & Forest Products - 0.1%
Holmen AB B Shares	239,823	9,040,084
Svenska Cellulosa AB SCA B Shares (c)	1,908,289	24,812,196
		33,852,280
TOTAL MATERIALS		59,549,655

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Fastighets AB Balder B Shares (b)(c)	2,085,465	16,059,041
Sagax AB B Shares	691,501	15,329,957
		31,388,998
TOTAL SWEDEN		1,630,751,660
SWITZERLAND - 5.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Swisscom AG	81,506	47,046,712
Consumer Discretionary - 0.5%
Specialty Retail - 0.0%
Avolta AG	288,218	10,698,214
Textiles, Apparel & Luxury Goods - 0.5%
Cie Financiere Richemont SA Series A	1,691,598	236,623,589
Swatch Group AG/The	90,162	16,431,904
		253,055,493
TOTAL CONSUMER DISCRETIONARY		263,753,707

Consumer Staples - 0.2%
Food Products - 0.2%
Barry Callebaut AG (c)	11,227	17,128,200
Chocoladefabriken Lindt & Spruengli AG	3,101	35,834,247
Chocoladefabriken Lindt & Spruengli AG	338	38,367,672
		91,330,119
Financials - 1.7%
Banks - 0.0%
Banque Cantonale Vaudoise	94,838	9,414,363
Capital Markets - 0.9%
Julius Baer Group Ltd	648,219	42,928,639
Partners Group Holding AG	71,411	103,758,533
UBS Group AG	10,348,865	334,565,725
		481,252,897
Insurance - 0.8%
Baloise Holding AG	136,929	26,019,541
Helvetia Holding AG	116,811	20,472,919
Swiss Life Holding AG	90,397	74,066,127
Zurich Insurance Group AG	460,520	292,298,571
		412,857,158
TOTAL FINANCIALS		903,524,418

Health Care - 0.7%
Health Care Equipment & Supplies - 0.2%
Sonova Holding AG	159,479	54,554,259
Straumann Holding AG	351,224	45,881,518
		100,435,777
Life Sciences Tools & Services - 0.3%
Bachem Holding AG Series B (c)	106,205	8,209,956
Lonza Group AG	227,260	135,796,202
		144,006,158
Pharmaceuticals - 0.2%
Galderma Group AG (b)	260,362	26,673,103
Sandoz Group AG	1,288,358	58,703,320
		85,376,423
TOTAL HEALTH CARE		329,818,358

Industrials - 1.0%
Building Products - 0.1%
Geberit AG	105,193	63,334,318
Electrical Equipment - 0.5%
ABB Ltd	4,976,295	284,092,673
Machinery - 0.2%
Schindler Holding AG	73,696	20,871,959
Schindler Holding AG	128,300	37,050,366
VAT Group AG (d)(e)	84,959	33,889,088
		91,811,413
Marine Transportation - 0.1%
Kuehne + Nagel International AG	151,985	36,333,550
Professional Services - 0.1%
Adecco Group AG	530,046	14,139,373
SGS SA	477,024	47,369,385
		61,508,758
TOTAL INDUSTRIALS		537,080,712

Information Technology - 0.1%
Software - 0.0%
Temenos AG	177,421	11,650,837
Technology Hardware, Storage & Peripherals - 0.1%
Logitech International SA	478,591	38,843,585
TOTAL INFORMATION TECHNOLOGY		50,494,422

Materials - 0.7%
Chemicals - 0.7%
Clariant AG	679,067	8,178,558
DSM-Firmenich AG	585,163	64,276,638
EMS-Chemie Holding AG	22,085	15,706,059
Givaudan SA	29,054	127,996,565
Sika AG	479,717	124,210,736
		340,368,556
Containers & Packaging - 0.0%
SIG Group AG (c)	962,367	19,029,948
TOTAL MATERIALS		359,398,504

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Swiss Prime Site AG	243,294	26,885,375
Utilities - 0.0%
Electric Utilities - 0.0%
BKW AG	66,481	11,425,419
TOTAL SWITZERLAND		2,620,757,746
UNITED ARAB EMIRATES - 0.0%
Health Care - 0.0%
Health Care Providers & Services - 0.0%
NMC Health PLC (b)(f)	250,069	3
UNITED KINGDOM - 11.1%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.1%
BT Group PLC (c)	20,360,359	41,270,709
Interactive Media & Services - 0.0%
Auto Trader Group PLC (d)(e)	2,815,698	30,076,999
Media - 0.2%
Informa PLC	4,185,779	45,624,182
WPP PLC	3,393,760	37,121,171
		82,745,353
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC	69,907,959	63,073,930
TOTAL COMMUNICATION SERVICES		217,166,991

Consumer Discretionary - 0.9%
Broadline Retail - 0.1%
Next PLC	374,841	48,078,216
Diversified Consumer Services - 0.1%
Pearson PLC	1,886,599	29,602,450
Hotels, Restaurants & Leisure - 0.5%
Compass Group PLC	5,339,174	182,940,084
Entain PLC	1,911,027	19,589,664
InterContinental Hotels Group PLC	501,025	62,515,023
Whitbread PLC	564,649	20,476,897
		285,521,668
Household Durables - 0.1%
Barratt Redrow PLC	4,337,213	23,604,279
Berkeley Group Holdings PLC	321,486	16,990,250
Persimmon PLC	1,006,623	16,113,438
Taylor Wimpey PLC	11,139,433	18,588,159
		75,296,126
Specialty Retail - 0.1%
JD Sports Fashion PLC	8,155,054	10,563,682
Kingfisher PLC	5,742,404	18,111,493
		28,675,175
TOTAL CONSUMER DISCRETIONARY		467,173,635

Consumer Staples - 2.6%
Beverages - 0.5%
Coca-Cola Europacific Partners PLC	651,837	50,569,514
Diageo PLC	7,001,260	209,160,940
		259,730,454
Consumer Staples Distribution & Retail - 0.3%
J Sainsbury PLC	5,563,019	18,489,469
Marks & Spencer Group PLC	6,453,596	31,426,858
Tesco PLC	21,559,821	100,565,328
		150,481,655
Food Products - 0.0%
Associated British Foods PLC	1,050,466	29,379,907
Household Products - 0.3%
Reckitt Benckiser Group PLC	2,175,042	134,918,017
Personal Care Products - 0.9%
Unilever PLC	7,811,135	467,745,631
Tobacco - 0.6%
British American Tobacco PLC	6,268,758	238,089,539
Imperial Brands PLC	2,524,162	82,512,938
		320,602,477
TOTAL CONSUMER STAPLES		1,362,858,141

Financials - 3.0%
Banks - 1.9%
Barclays PLC	45,728,785	153,282,911
HSBC Holdings PLC	57,281,414	533,821,303
Lloyds Banking Group PLC	192,986,858	130,109,615
NatWest Group PLC	22,212,179	113,933,915
Standard Chartered PLC	6,611,854	81,742,223
		1,012,889,967
Capital Markets - 0.7%
3i Group PLC	3,062,758	144,547,385
Hargreaves Lansdown PLC	1,119,191	15,572,693
London Stock Exchange Group PLC	1,504,479	215,619,994
Schroders PLC	2,536,371	10,172,781
		385,912,853
Financial Services - 0.1%
M&G PLC	7,116,187	17,946,994
Wise PLC Class A (b)	2,096,392	23,527,827
		41,474,821
Insurance - 0.3%
Admiral Group PLC	819,219	26,717,102
Aviva PLC	8,423,354	51,844,401
Legal & General Group PLC	18,555,535	52,251,122
Phoenix Group Holdings PLC	2,206,095	14,428,728
		145,241,353
TOTAL FINANCIALS		1,585,518,994

Health Care - 1.3%
Health Care Equipment & Supplies - 0.1%
Smith & Nephew PLC	2,751,252	34,921,965
Pharmaceuticals - 1.2%
Astrazeneca PLC	4,877,985	660,208,740
TOTAL HEALTH CARE		695,130,705

Industrials - 1.9%
Aerospace & Defense - 0.7%
BAE Systems PLC	9,509,026	148,624,872
Melrose Industries PLC	4,057,769	29,658,042
Rolls-Royce Holdings PLC (b)	26,760,513	190,359,625
		368,642,539
Commercial Services & Supplies - 0.1%
Rentokil Initial PLC	7,943,494	39,870,305
Industrial Conglomerates - 0.2%
CK Hutchison Holdings Ltd	8,436,046	44,116,347
DCC PLC	311,112	22,663,812
Smiths Group PLC	1,084,188	24,432,274
		91,212,433
Machinery - 0.0%
Spirax Group PLC	231,624	21,132,138
Professional Services - 0.6%
Intertek Group PLC	507,800	30,472,439
RELX PLC	5,862,477	276,381,272
		306,853,711
Trading Companies & Distributors - 0.3%
Ashtead Group PLC	1,375,948	110,126,894
Bunzl PLC	1,057,075	47,857,771
		157,984,665
TOTAL INDUSTRIALS		985,695,791

Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.1%
Halma PLC	1,194,533	41,161,153
Software - 0.1%
Sage Group PLC/The	3,161,526	52,780,235
TOTAL INFORMATION TECHNOLOGY		93,941,388

Materials - 0.0%
Chemicals - 0.0%
Croda International PLC	417,413	18,324,232
Real Estate - 0.1%
Diversified REITs - 0.0%
Land Securities Group PLC	2,226,719	17,085,333
Industrial REITs - 0.1%
Segro PLC	4,043,871	40,135,864
TOTAL REAL ESTATE		57,221,197

Utilities - 0.7%
Electric Utilities - 0.1%
SSE PLC	3,474,353	78,357,943
Multi-Utilities - 0.5%
Centrica PLC	16,225,504	26,303,186
National Grid PLC	15,373,554	194,055,020
		220,358,206
Water Utilities - 0.1%
Severn Trent PLC	850,026	29,171,172
United Utilities Group PLC	2,145,492	30,562,700
		59,733,872
TOTAL UTILITIES		358,450,021

TOTAL UNITED KINGDOM		5,841,481,095
UNITED STATES - 10.3%
Communication Services - 0.4%
Entertainment - 0.4%
Spotify Technology SA (b)	482,019	229,903,782
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Stellantis NV (Italy)	6,183,023	81,909,090
Consumer Staples - 1.6%
Food Products - 1.4%
Nestle SA	8,243,865	715,895,012
Personal Care Products - 0.2%
Haleon PLC	24,213,599	115,501,687
TOTAL CONSUMER STAPLES		831,396,699

Energy - 1.7%
Energy Equipment & Services - 0.0%
Tenaris SA	1,280,403	24,564,759
Oil, Gas & Consumable Fuels - 1.7%
BP PLC	50,890,737	249,214,383
Shell PLC	19,520,933	627,345,760
Shell PLC rights (b)(g)	19,712,830	6,781,214
		883,341,357
TOTAL ENERGY		907,906,116

Financials - 0.3%
Insurance - 0.3%
Swiss Re AG	949,068	140,213,633
Health Care - 4.4%
Biotechnology - 0.5%
CSL Ltd	1,523,549	280,884,694
Health Care Equipment & Supplies - 0.3%
Alcon AG	1,572,343	139,894,710
Life Sciences Tools & Services - 0.0%
QIAGEN NV	698,000	30,526,052
Pharmaceuticals - 3.6%
GSK PLC	13,042,478	221,569,613
Novartis AG	6,201,576	657,487,490
Roche Holding AG	2,210,340	642,216,160
Roche Holding AG	100,973	31,038,638
Sanofi SA	3,593,355	349,691,322
		1,902,003,223
TOTAL HEALTH CARE		2,353,308,679

Industrials - 1.2%
Construction & Engineering - 0.1%
Ferrovial SE	1,476,562	60,885,126
Ferrovial SE rights (b)	1,631,309	792,470
		61,677,596
Electrical Equipment - 0.8%
Schneider Electric SE	1,720,640	443,273,220
Professional Services - 0.3%
Experian PLC	2,893,479	138,104,593
TOTAL INDUSTRIALS		643,055,409

Information Technology - 0.1%
Software - 0.1%
CyberArk Software Ltd (b)	135,808	43,935,246
Monday.com Ltd (b)	117,822	33,621,686
		77,556,932
Materials - 0.4%
Construction Materials - 0.4%
Holcim AG	1,640,029	167,150,817
James Hardie Industries PLC depository receipt (b)	1,351,303	50,344,912
		217,495,729
TOTAL UNITED STATES		5,482,746,069
TOTAL COMMON STOCKS (Cost $41,951,493,852)		51,763,367,549

Non-Convertible Preferred Stocks - 0.5%
	Shares	Value ($)
FRANCE - 0.1%
Materials - 0.1%
Chemicals - 0.1%
Air Liquide SA	438,118	72,874,510
GERMANY - 0.4%
Consumer Discretionary - 0.3%
Automobiles - 0.3%
Bayerische Motoren Werke AG	176,418	12,024,717
Dr Ing hc F Porsche AG (d)(e)	358,325	22,467,627
Porsche Automobil Holding SE	481,910	17,695,261
Volkswagen AG	648,868	55,624,178
		107,811,783
Consumer Staples - 0.1%
Household Products - 0.1%
Henkel AG & Co KGaA	532,226	45,421,833
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Sartorius AG	82,461	18,979,235
TOTAL GERMANY		172,212,851
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $268,728,359)		245,087,361

U.S. Treasury Obligations - 0.0%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/20/2025 (i) (Cost $36,470,122)	4.46	36,836,000	36,476,460

Money Market Funds - 1.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	4.64	405,676,109	405,757,244
Fidelity Securities Lending Cash Central Fund (j)(k)	4.64	246,051,345	246,075,950
TOTAL MONEY MARKET FUNDS (Cost $651,833,194)			651,833,194

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $42,908,525,527)	52,696,764,564
NET OTHER ASSETS (LIABILITIES) - 0.4%	198,132,205
NET ASSETS - 100.0%	52,894,896,769

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	7,522	Dec 2024	876,952,370	(5,084,785)	(5,084,785)

The notional amount of futures purchased as a percentage of Net Assets is 1.7%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $641,268,247 or 1.2% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $641,268,247 or 1.2% of net assets.

(f)	Level 3 security
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $25,022,349.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	1,182,680,033	4,851,016,241	5,627,984,830	34,604,228	45,800	-	405,757,244	0.8%
Fidelity Securities Lending Cash Central Fund	163,483,306	1,205,230,712	1,122,638,068	1,262,018	-	-	246,075,950	0.9%
Total	1,346,163,339	6,056,246,953	6,750,622,898	35,866,246	45,800	-	651,833,194

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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